SUPPLEMENT
                             DATED FEBRUARY 12, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2000

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund
================================================================================

           David E. Byrket and Frederick W. Herrmann have been appointed as co-portfolio managers of the WPG Quantitative Equity Fund. Messrs. Byrket and Herrmann replace the fund's former portfolio manager, Daniel J. Cardell. The combined Prospectus, dated May 1, 2000, for the above referenced funds (the "Prospectus") is hereby revised as follows:

On Page 20 of the Prospectus, the biographical information regarding Daniel J. Cardell is replaced with the following:


------------------------------- ---------------------------- ----------- ----------------------------------------------------------
Fund                            Portfolio Manager(s)         Since       Past 5 Years' Business Experience
------------------------------- ---------------------------- ----------- ----------------------------------------------------------

WPG Quantitative Equity Fund    David E. Byrket              2001        Principal, portfolio manager and analyst at the Adviser
                                                                         since 1996.  Prior thereto, senior risk analyst at GE
                                                                         Capital.

                                Frederick W. Herrmann        2001        Principal, portfolio manager and analyst at the Adviser
                                                                         since 1996.  Prior thereto, Tax Director for Federal &
                                                                         International Tax Compliance and Tax Director for
                                                                         Federal Tax Research, Planning & Policy at AT&T Corp.
------------------------------- ---------------------------- ----------- ----------------------------------------------------------


                                   SUPPLEMENT
                             DATED FEBRUARY 12, 2001
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund


           David E. Byrket and Frederick W. Herrmann have been appointed as co-portfolio managers of the WPG Quantitative Equity Fund. Messrs. Byrket and Herrmann replace the fund's former portfoio manager, Daniel J. Cardell. The combined Statement of Additional Information, dated May 1, 2000, for the above referenced funds (the "SAI") is hereby revised as follows:


           1. On page 40 of the SAI in the fourth full paragraph, the reference to Daniel Cardell is deleted.

           2. On page 48 of the SAI, the description of Daniel Cardell is deleted and replaced with the following:





------------------------------------------------------ ---------------------------------------------------------------------
Name, Address and Date of Birth                        Principal Occupation(s) During Past Five Years

------------------------------------------------------ ---------------------------------------------------------------------
David E. Byrket*                                       Principal, portfolio manager and analyst of WPG. Prior thereto,
One New York Plaza                                     senior risk analyst at GE Capital.
New York, New York 10004

2/26/63
------------------------------------------------------ ---------------------------------------------------------------------
Frederick W. Herrmann*                                 Principal, portfolio manager and analyst of WPG.  Prior thereto,
One New York Plaza                                     Tax Director at AT&T Corp.
New York, New York 10004

3/21/57
------------------------------------------------------ ---------------------------------------------------------------------


* Deemed to be "interested persons" of the funds.